Related Party Transactions (Details) - Schedule of Related Parties and their Relationships	12 Months Ended
Dec. 31, 2021
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Beijing Union Logistics Co., Ltd (“Beijing Banglian”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder	[1]
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Dongguan Suxing New Material Co., Ltd (“Suxing”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a non-controlling shareholder	[2]
Hainan Tianyi Logistics Distribution Co., Ltd (“Hainan Tianyi”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	An equity investee of the Company	[3]
Yongteng Liu [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	CEO’s brother
Fuzhou Puhui Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.

[1]	In January 2022, the Company’s shareholder sold the equity interest in Beijing Banglian.
[2]	On July 14, 2021, Shengfeng Logistics entered into a share transfer agreement with Dongguan Suxing New Material Co., Ltd (“Dongguan Suxing”), a related party, to transfer its 51% equity interest in Fuzhou Shengfeng New Material Technology Co., Ltd. (“New Material Technology”) to Dongguan Suxing (Note 1). After the transaction, Suxing became a non-related party to the Company.
[3]	On September 15, 2021, the Company signed a share purchase agreement with a third party. According to such agreement, the Company sold its 5% equity interests in Hainan Tianyi to such third party. After the transaction, Hainan Tianyi became a non-related party to the Company.